DEPOSITS AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2025
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET	Deposits and other current assets, net consist of the following:
	As of
	March 31, 2025	September 30, 2024

Deposits	$51,554	$51,623
Less: allowance for expected credit loss	(540)	(540)
	$51,014	$51,083

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$20,322	$49,573
Provision (Reversal of)	19,064	(29,251)
Balance at end of the period	$39,386	$20,322

Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$540	$56
Provision	-	484
Balance at end of the period	$540	$540